Short-term investments (Tables)	6 Months Ended
Jun. 30, 2015
Short-term investments [Abstract]
Schedule of Short-Term Investments
	December 31, 2014
	US$ (Audited)
	Aggregate fair value	Cost	Unrealized gain in profit and loss
Trading securities:
Equity securities	5,189,456	5,069,310	120,146
Money market instrument	819,021	817,134	1,887

Total	6,008,477	5,886,444	122,033

	June 30, 2015
	US$ (Unaudited)
				Unrealized (loss)/gain in
	Aggregate fair value	Cost	Amortized Cost	profit and loss	Other comprehensive income
Trading securities:
Equity securities	296,989	325,095	-	(28,106)	-
Money market instrument	1,357,832	1,310,570	-	47,262	-

Available-for-sale securities:
Corporate bonds	6,024,041		6,077,266	-	(53,225)

Total	7,678,862	1,635,665	6,077,266	19,156	(53,225)

Schedule of Available-for-sale Securities by Contractual Maturity
June 30, 2015
US$ (Unaudited)
Due between one year and five years	6,024,041